Operating Lease	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Operating Lease	During March 2012 we entered into an operating lease for our corporate office. The lease commences on April 2, 2012 and expires on March 31, 2013. The lease calls for monthly payments of $1,391.